Land Use Right (Tables)	12 Months Ended
Dec. 31, 2015
Land use right.
Land Use Right
Summary of land use right

The land use right is summarized as follows (in thousands):

	December 31,	December 31,
	2014	2015
	RMB	RMB
Cost	94,736	258,734
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(2,088)	(4,856)

Land use right, net	77,648	238,878